Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Intangible contract assets	$ (9,000)	$ (18,111)	$ (30,184)
Total deferred tax liability	(9,716,000)	(9,905,161)	(10,153,560)
Deferred tax assets:
Solar related tax assets / Other	1,654,000	1,267,292	90,563
Total deferred tax assets	9,698,000	8,828,000	8,025,872
Valuation allowance	(1,685,000)	(667,000)	(4,077,932)
Net deferred tax liabilities	(1,703,000)	(1,744,010)	(6,205,620)
Previously Reported
Deferred tax assets:
Total deferred tax assets		8,828,665
Valuation allowance		(667,514)
Canadian Entities
Deferred tax assets:
Canadian non-capital losses	8,044,000	7,561,373	7,935,309
Net deferred tax liabilities	$ (9,707,000)	$ (9,887,050)	$ (10,123,376)